Summary of Significant Accounting Policies - Schedule of Payments Received from Customer (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Beginning balance	$ 181,930	$ 449,037
Customer advances	558,603	1,302,736
Recognized as revenues	(650,332)	(1,363,629)
Refunds		(194,841)
Effect of exchange rates	(11,774)	(11,373)
Ending balance	$ 78,427	$ 181,930